Income Taxes (Details) - Schedule of net income (loss) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) - Schedule of net income (loss) [Line Items]
Net income (loss)	$ (936,846)	$ (100,562)
United States [Member]
Income Taxes (Details) - Schedule of net income (loss) [Line Items]
Net income (loss)	(620,481)	31,292
Bermuda [Member]
Income Taxes (Details) - Schedule of net income (loss) [Line Items]
Net income (loss)
Malta [Member]
Income Taxes (Details) - Schedule of net income (loss) [Line Items]
Net income (loss)	(26,102)	(131,854)
United Kingdom [Member]
Income Taxes (Details) - Schedule of net income (loss) [Line Items]
Net income (loss)	$ (290,263)